CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (FY) - USD ($)	Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 130,203,000		$ 231,362,000			$ 372,088,000
Cryptocurrencies	10,336,000		2,175,000		$ 3,102,000	6,187,000		$ 9,582,000	$ 1,087,000
Trade receivables	15,440,000		18,304,000			8,238,000
Amounts due from a related party	308,000		397,000			1,500,000
Mining machines	47,295,000		27,703,000		40,275,000	46,469,000		64,800,000
Prepayments and other assets	129,711,000		59,576,000			34,637,000
Financial assets at fair value through profit or loss	33,486,000		60,959,000			1,250,000
Restricted cash	9,477,000		11,494,000			10,310,000
Right-of-use assets	59,754,000		60,082,000			58,941,000
Property, plant and equipment	139,336,000		138,636,000		$ 137,820,000	102,617,000		52,158,000
Investment properties	34,387,000		35,542,000
Intangible assets	5,064,000		322,000			115,000
Deferred tax assets	4,216,000		4,857,000			4,622,000
TOTAL ASSETS	619,013,000		651,409,000			646,974,000
LIABILITIES
Trade payables	16,483,000		15,768,000			17,740,000
Other payables and accruals	29,913,000		22,176,000			17,258,000
Amounts due to a related party	127,000		316,000			19,000
Income tax payables	562,000		657,000			10,454,000
Deferred revenue	155,572,000		182,297,000			213,449,000
Borrowings	29,988,000		29,805,000			29,460,000
Lease liabilities	70,665,000	[1]	70,425,000	[1],[2]		62,968,000	[2]
Deferred tax liabilities	7,239,000		11,626,000			7,547,000
TOTAL LIABILITIES	310,549,000		333,070,000			358,895,000
NET ASSETS	308,464,000		318,339,000			288,079,000
EQUITY
Share capital	0	[3]	1,000			1,000		$ 0
Retained earnings	(43,024,000)		6,803,000			67,169,000
Reserves	351,488,000	[3]	311,535,000			220,909,000
TOTAL EQUITY	$ 308,464,000		$ 318,339,000			$ 288,079,000

[1]	Lease liabilities in amount of approximately US$4.7 million and US$4.6 million was related to the leasehold land included in the investment properties as of December 31, 2022 and June 30, 2023. See Note 14.
[2]	Lease liabilities in amount of approximately US$4.7 million was related to the leasehold land included in the investment properties. See Note 12.
[3]	After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.